Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2025
Selected Income Statement Data [Abstract]
Schedule of selected revenues
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Sales of products	468,510	409,427	301,899
Service fees	27,562	19,807	13,476

	496,072	429,234	315,375

Schedule of selected selling, general and administrative expenses data
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Selling (*)	56,273	48,134	36,896
General and administrative	17,496	15,461	13,855

	73,769	63,595	50,751

	5,014	4,120	2,744

(*)          Including shipping and handling costs

Schedule of selected financial income (expenses) data
	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Interest income	29,037	24,841	24,051
Convertible notes amortization	(1,656)	(1,094)	(1,094)
Other, net (*)	(2,317)	(578)	(739)

	25,064	23,169	22,218

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(1,103), $37, and $(78) in 2025, 2024 and 2023, respectively.